Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	3 Months Ended
	Mar. 31, 2012 Year	Mar. 31, 2011 Year
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.20	$ 8.52
Assumptions:
Expected volatility	45.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.86%	2.30%
Expected life	5	5